15. Financiale leases	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Financiale leases

15   Financiale leases

Leases in which the Company, as the lessee, substantially holds all of the risks and benefits of ownership, are classified as financial leases, which are capitalized at the beginning of the lease at the lower of the fair value of the leased item and the present value of the payments provided for in the agreement. Interest related to the leases is taken to income as financial costs over the term of the contract.

The subsidiary entered into tower lease agreements, as a lessee, arising from a sale and financial leaseback operation involving the sale of an asset and the concomitant lease of the same asset by the purchaser to the seller.

The subsidiary recognized a liability corresponding to the present value of the compulsory minimum installments under the agreement.

Leases in which the Company, as lessor, substantially transfers the risks and benefits of the ownership to the other party (the lessee) are classified as financial leases. These lease values are transferred from the intangible assets of the Company and are recognized as a lease receivable at the lower of the fair value of the leased item and/or the present value of the receipts provided for in the agreement. Interest related to the lease is taken to income as financial income over the contractual term.

Asset leases are financial assets registered and/or measured at amortized cost.

Assets

	2019	2018

LT Amazonas	156,378	208,049
	156,378	208,049

Current portion	(4,931)	(22,491)
Non-current portion	151,447	185,558

LT Amazonas

As a result of the agreement entered into with LT Amazonas, the subsidiary entered into network infrastructure sharing agreements with Telefônica Brasil S.A. Under these agreements, the subsidiary and Telefônica Brasil S.A. make joint investments in the Northern region of Brazil. The subsidiary has receivables against Telefônica Brasil S.A. that have to be paid on a monthly basis for a period of 20 years. These amounts are annually restated by IPC-A (Price Index Rate). The consolidated nominal amount of future installments receivable by the subsidiary is R$316,641 (R$499,823 on December 31, 2018).

The table below includes the schedule of cash receipts for the agreement currently in force. The amounts represent the cash receipts estimated in the signed agreements and are stated at their nominal amounts. It is worthwhile noting that these balances differ from those shown in the books since, in the case of the latter, the amounts are shown at their present value:

	Nominal amount	Present Value

January 2020 to December 2020	23,206	4,931
January 2021 to December 2024	92,826	58,081
January 2025 onwards	200,609	93,366
	316,641	156,378

The present value of installments receivable is R$156,378 (R$208,049 as at December 31, 2018), consisting entirely of principal and estimated as at the date of execution of agreements entered into with the transmission companies, projecting future cash receipts discounted at 12.56% per annum. In 2019, its value was reassessed to better align it with the methodology of the new standard IFRS 16, removing the component of projected inflation on future income, in the amount of R$ 48,991.

Regarding the values present in the leases, this is represented by the principal amount without any projection of financial charges.

Liabilities

	2019	2018

LT Amazonas (i)	276,233	359,987
Sale of towers (leaseback) (ii)	1,192,596	1,501,695
Other (iv)	115,973	78,392
Subtotal	1,584,802	1,940,074

Other lease operations (Note 2.f) and (iii):		-
Lease– Network	3,294,261	-
Lease – Vehicles	3,005	-
Lease – Stores and kiosks	255,857	-
Lease - Properties	243,921	-
Lease - Land (network)	1,600,456	-
Lease – Fiber	798,568	-
Subtotal (IFRS 16)	6,196,068	-
Total	7,780,870	1,940,074

Current portion	(873,068)	(205,048)
Non-current portion	6,907,802	1,735,026

Interest paid in the period ended December 31, 2019 regarding IFRS16 amounted to R$592,323.

Changes to the financial liabilities of lease operations are shown in Note 36.

i) LT Amazonas

The subsidiary executed agreements for the right to use the infrastructure of companies that operate electric power transmission lines in Northern Brazil (“LT Amazonas”). The terms of these agreements are for 20 years, counted from the date on which the assets are ready to operate. The contracts provide for monthly payments to the electric power transmission companies, restated annually at the IPCA.

The table below presents the future payment schedule for the agreements in force. These amounts represent the estimated disbursements under the agreements executed with distributors and are shown at their nominal amounts. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal amount	Present value

January 2020 to December 2020	44,079	8,451
January 2021 to December 2024	176,315	103,464
January 2025 onwards	381,161	164,318
	601,555	276,233

The consolidated nominal value of future installments due from the Company is R$601,555. Its present value is R$276,233, composed entirely of principal and was estimated on the date on which the agreements were signed with the transmission companies by projecting the future payments and discounting these at 14.44% per annum. Additionally, the right to use balance of LT Amazonas also includes R$70,759 related to investments in property, plant and equipment made by the Company and subsequently donated to the electric power transmission companies. These donations are already included in the contract signed by the parties. In 2019, its value was reassessed according to the IFRS 16 calculation methodology, removing the component of projected inflation on future payments and maintaining the original discount rate for calculating present value.

Regarding the values present in the leases, this is represented by the principal amount without any projection of financial charges.

ii) Sale and leaseback of Towers

The subsidiary entered into two Sales Agreements with American Tower do Brasil Cessão de Infraestruturas Ltda. (“ATC”) in November 2014 and January 2015 for up to 6,481 telecommunications towers then owned by TIM Celular, for an amount of approximately R$3 billion, and a Master Lease Agreement (“MLA”) for part of the space on these towers for a period of 20 years from the date of transfer of each tower, under a sale and leaseback transaction, with a provision for monthly rental amounts depending on the type of tower (greenfield or rooftop). The sales agreements provide for the towers to be transferred in tranches to ATC, due to the need to meet certain conditions precedent.

In total, 5,873 transfers of towers occurred, being 54, 336 and 5,483 in the years 2017, 2016 and 2015, respectively. This transaction resulted in a sales amount of R$2,651,247, of which R$1,088,390 was booked as deferred revenue and will be amortized over the period of the contract (Note 22).

The discount rate used in the transaction was determined on the basis of observable market transactions that the Company (the lessee) would have to pay under a similar lease or loan, as mentioned below.

The table below includes the schedule of payments of the agreement in force in relation to the MLA. The amounts represent the disbursements estimated in the agreement signed with ATC, stated at their nominal amounts. It should be noted that these balances differ from those shown in the books since, in the case of the latter, the amounts are shown at their present values:

	Nominal amount	Present value

January 2020 to December 2020	187,720	32,734
January 2021 to December 2024	750,881	449,470
January 2025 onwards	1,991,762	710,392
	2,930,363	1,192,596

The consolidated nominal amount of the sum of future installments payable by the subsidiary is R$2,930,363. The present value is R$1,192,596, consisting entirely of principal. The present value was estimated by projecting future payments discounted at the discount rates used on the transaction date, ranging from 11.01% to 17.08% per annum, and which were determined on the basis of observable market transactions that the Company (the lessee) would have to pay under a similar lease and/or loan. In 2019, its value was reassessed according to the IFRS 16 calculation methodology, removing the component of projected inflation on future payments and maintaining the original discount rate for calculating present value.

Regarding the values present in the leases, this is represented by the principal amount without any projection of financial charges.

(iii) Other lease operations

In addition to the lease operations mentioned above, the Company also has lease agreements that qualify within the scope of IFRS16.

The following table shows the payment schedule of those agreements in effect. The amounts represent the estimated disbursements within the agreements signed and are shown at their face value. The balances differ from those shown in the books, since in the latter case the amounts are shown at present value:

	Up to December 2020	January 2021 to December 2024	January 2025 onwards	Nominal amount	Present values
Total other lease operations	1,388,262	4,284,210	3,617,001	9,289,474	6,196,068
Lease operation - network	623,670	2,291,331	2,059,339	4.974341	3,294,261
Lease operation - vehicles	5,039	2,848	-	7,886	3,005
Lease operation – Stores & kiosks	82,958	174,338	52,426	309,721	255,857
Lease operation - Property	51,317	176,575	156,560	384,452	243,921
Lease operation – Land (Network)	298,389	1,035,594	1,348,676	2,682,660	1,600,456
Lease operation – Fiber	326,889	603,524	-	930,414	798,568

The present value, principal and interest as at December 31, 2019 for the agreements above, was estimated on a monthly basis, based on the average incremental rate of the Company’s loans, namely 10.55%.

Lease amounts considered low, or lower than 12 months, recognized in rental expenses amounted to R$82,110 on December 31, 2019.

(iv) Substantially represented by the financial leases of transmission towers.